SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION (Details)	9 Months Ended
Sep. 30, 2025 shares
Business Combination, Description [Abstract]
PowerUp Class A common stock, outstanding prior to the Reverse Acquisition	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Reverse Acquisition
Reverse Acquisition Class A common stock	7,257,513
Issuance of shares related working capital agreements	3,749,984
Aspire Biopharma, Inc Shares	35,000,000
Common Stock immediately after the Reverse Acquisition	46,007,497